Document and Entity Information	12 Months Ended
Aug. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 18, 2013
Registrant Name	WESTERN ASSET FUNDS INC
Central Index Key	0000863520
Amendment Flag	false
Document Creation Date	Oct. 18, 2013
Document Effective Date	Oct. 18, 2013
Prospectus Date	Aug. 30, 2013